Note 15 - Commitments and Contingencies - Remaining Minimum Annual Rental Payments (Details)	Dec. 31, 2018 USD ($)
Statement Line Items [Line Items]
Remaining minimum annual rental payments	$ 1,225,102
Not later than one year [member]
Statement Line Items [Line Items]
Remaining minimum annual rental payments	416,348
Later than one year [member]
Statement Line Items [Line Items]
Remaining minimum annual rental payments	$ 808,754